Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 5,647,000	$ 2,725,996	$ 5,494,523
Accounts receivable	0	3,000
Restricted cash	35,000	35,000	35,000
Prepaid expenses and other current assets	145,000	246,570	159,018
Current assets held for sale	563,000	790,000	715,759
Total current assets	6,390,000	3,801,294	6,404,300
Long-term assets
Property and equipment, net	55,000	54,000	35,463
Other intangible assets, net	19,353,000	0
Other assets	126,000	125,530	76,340
Long-term assets held for sale	458,000	1,584,000	1,685,092
Total assets	26,382,000	5,564,852	8,201,195
Current liabilities
Accounts payable	642,000	410,512	495,342
Accrued compensation and other current liabilities	976,000	1,050,466	515,980
Current liabilities held for sale	113,000	246,400	1,316,413
Total current liabilities	1,731,000	1,707,378	3,192,735
Long-term liabilities
Other liabilities	1,132,000	61,739
Long-term liabilities held for sale	0	81,000	109,404
Total liabilities	3,172,000	2,129,655	4,977,379
Commitments and contingencies
Stockholders' equity
Common stock	10,000	3,357	2,804
Additional paid-in-capital	132,154,000	101,743,714	89,467,680
Accumulated deficit	(108,954,000)	(98,311,887)	(86,246,673)
Total stockholders' equity	23,210,000	3,435,197	3,223,816
Total liabilities and stockholders' equity	26,382,000	5,564,852	8,201,195
Scenario, Previously Reported [Member]
Current assets
Current assets held for sale		793,728
Long-term assets
Property and equipment, net		42,021
Long-term assets held for sale		1,596,007
Series A Convertible Preferred Stock [Member]
Stockholders' equity
Convertible preferred stock			5
Series B Convertible Preferred Stock [Member]
Stockholders' equity
Convertible preferred stock		13
Preferred Stock	0	0
Series B Warrants [Member]
Current liabilities
Series B warrant liability			865,000
Series A Warrants [Member]
Long-term liabilities
Convertible preferred stock warrant liability	289,000	194,048	1,212,803
Series C Warrant Liability [Member]
Long-term liabilities
Convertible preferred stock warrant liability	$ 20,000	$ 85,490	$ 462,437